Basic earnings (loss) per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings (loss) per share [Abstract]
Net Profit (loss) attributable to controlling interest	₩ (2,345,517)	₩ (1,314,567)	₩ 1,298,720
Profit (loss) used in the calculation of total basic earnings (loss) per share	₩ (2,345,517)	₩ (1,314,567)	₩ 1,298,720
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Basic earnings (loss) per share	₩ (3,654)	₩ (2,048)	₩ 2,023